Joint Arrangements	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Joint Arrangements
Joint Arrangements
Joint Operations
BP-Husky Refining LLC
The Company holds a 50% ownership interest in BP-Husky Refining LLC, which owns and operates the BP-Husky Toledo Refinery in Ohio.
Sunrise Oil Sands Partnership
The Company holds a 50% interest in the Sunrise Oil Sands Partnership, which is engaged in operating an oil sands project in Northern Alberta.
Joint Venture
Husky-CNOOC Madura Ltd.
The Company holds 40% joint control in Husky-CNOOC Madura Ltd., which is engaged in the exploration for and production of oil and gas resources in Indonesia. Results of the joint venture are included in the consolidated statements of income (loss) in the Exploration and Production in the Upstream segment.
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2019	2018
Revenues	424	441
Expenses	(267)	(273)
Net earnings	157	168
Share of equity investment	40%	40%
Proportionate share of equity investment	50	51

Balance Sheets
($ millions, except share of equity investment)	December 31, 2019	December 31, 2018
Current assets(1)	208	373
Non-current assets	1,840	2,072
Current liabilities	(70)	(123)
Non-current liabilities(2)	(1,427)	(1,917)
Net assets	551	405
Share of net assets	40%	40%
Carrying amount in balance sheet	516	650

(1)	Includes cash and cash equivalents of $42 million (2018 – $203 million).

(2)
Includes deferred revenue of nil (2018 – $2 million) related to take-or-pay commitments, with respect to natural gas production volumes from the BD Project, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

The Company’s share of equity investment and carrying amount of share of net assets does not equal the 40% joint control of the expenses and net assets of Husky-CNOOC Madura Ltd. due to differences in the accounting policies of the joint venture and the Company and non-current liabilities of the joint venture which are not included in the Company’s carrying amount of net assets due to equity accounting.
Husky Midstream Limited Partnership
The Company holds a 35% interest in HMLP, which owns midstream assets in Alberta and Saskatchewan. The assets are held by HMLP, of which Husky owns 35%, Power Assets Holdings Ltd. (“PAH”) owns 48.75% and CK Infrastructure Holdings Ltd. (“CKI”) owns 16.25%. Results of the joint venture are included in the consolidated statements of income (loss) in Infrastructure and Marketing in the Upstream segment.
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2019	2018
Revenues	316	296
Expenses	(228)	(177)
Net earnings	88	119
Share of equity investment	35%	35%
Proportionate share of equity investment	9	18

Balance Sheet
($ millions, except share of net assets)	December 31, 2019	December 31, 2018
Current assets(1)	171	115
Non-current assets	3,031	2,849
Current liabilities	(163)	(153)
Non-current liabilities	(1,059)	(825)
Net assets	1,980	1,986
Share of net assets	35%	35%
Carrying amount in balance sheet	666	669

(1)	Current assets include cash and cash equivalents of $86 million (2018 – $16 million).
The Company’s share of equity investment and carrying amount of share of net assets does not equal the 35% joint control of the net income and net assets of HMLP due to the potential fluctuation in the partnership profit structure.